Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,742,000
Total Fee Amount	240.57
Total Offset Amount	0
Net Fee	$ 240.57
Offset Table N/A	N/A